Retirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets other assets and deferred charges	$ 265	$ 589
Accrued benefit other current liability	(83)	(96)
Accrued benefit long-term retirement benefits	(1,759)	(1,668)
Pension Benefits [Member]
Change in benefit obligation:
Obligation at beginning of year	5,529	5,270
Service cost	26	29	31
Interest cost	300	319	319
Actuarial loss	320	324
Plan amendments	0
Benefits paid	(397)	(410)
Settlements	(9)
Curtailment	0	(3)
One-time cost	(3)	0
Obligation at end of year	5,766	5,529	5,270
Change in plan assets:
Fair value of plan assets at beginning of year	4,934	4,054
Actual return on plan assets	362	479
Employer contributions	220	811
Benefits paid	(397)	(410)
Settlements	(9)
Fair value of plan assets at end of year	5,110	4,934	4,054
Funded status	(656)	(595)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets other assets and deferred charges	7	3
Accrued benefit other current liability	(9)	(18)
Accrued benefit long-term retirement benefits	(654)	(580)
Net amount recognized	(656)	(595)
Accumulated other comprehensive loss	596	382
Net amounts recognized in the consolidated balance sheets	(60)	(213)
Postretirement Benefits [Member]
Change in benefit obligation:
Obligation at beginning of year	1,436	1,351
Service cost	3	4	4
Interest cost	75	80	80
Actuarial loss	59	148
Plan amendments	(45)	(51)
Benefits paid	(94)	(97)
Settlements	0
Curtailment	0	1
One-time cost	0	0
Obligation at end of year	1,434	1,436	1,351
Change in plan assets:
Fair value of plan assets at beginning of year	270	270
Actual return on plan assets	1	31
Employer contributions	78	66
Benefits paid	(94)	(97)
Settlements	0
Fair value of plan assets at end of year	255	270	270
Funded status	(1,179)	(1,166)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets other assets and deferred charges	0
Accrued benefit other current liability	(74)	(78)
Accrued benefit long-term retirement benefits	(1,105)	(1,088)
Net amount recognized	(1,179)	(1,166)
Accumulated other comprehensive loss	2	(23)
Net amounts recognized in the consolidated balance sheets	$ (1,177)	$ (1,189)